As filed with the Securities and Exchange Commission on May 18, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 62.9%
Building Products: 0.5%
252,993	PGT, Inc.*	$2,827,197
Business Software & Services: 4.0%
88,061	Amdocs Ltd.#	4,790,518
514,224	CA, Inc.	16,768,845
		21,559,363
Chemicals: 0.6%
64,288	Cytec Industries Inc.	3,474,124
Commercial Banks & Thrifts: 4.0%
44,774	American National Bankshares, Inc.	1,010,997
203,050	Beneficial Bancorp, Inc.*	2,292,435
18,544	Blue Hills Bancorp, Inc.*	245,152
65,389	Chicopee Bancorp, Inc.	1,103,766
211,667	Clifton Bancorp, Inc.	2,986,621
279,112	ESSA Bancorp, Inc.	3,578,216
47,438	First Connecticut Bancorp, Inc.	729,122
31,654	Middleburg Financial Corp.	582,750
52,900	OceanFirst Financial Corp.	913,583
95,608	Shore Bancshares, Inc.*	877,681
589,083	Southern National Bancorp of Virginia	7,145,577
700	Westbury Bancorp, Inc.*	12,201
1,209	Westfield Financial, Inc.	9,346
		21,487,447
Computer Systems: 2.5%
1,530,819	Silicon Graphics International Corp.*	13,302,817
Construction & Engineering: 11.9%
91,151	Dycom Industries, Inc.*	4,451,815
339,375	EMCOR Group, Inc.	15,770,756
1,054,811	KBR, Inc.	15,273,663
924,673	MasTec, Inc.*	17,846,189
355,362	MYR Group Inc.*	11,137,045
		64,479,468
Consulting Services: 3.9%
568,956	FTI Consulting, Inc.*	21,313,092
Consumer Goods: 0.2%
21,025	Libbey, Inc.	839,108
Electrical Equipment & Instruments: 3.2%
89,790	Emerson Electric Co.	5,083,910
904,940	GSI Group, Inc.*#	12,053,801
		17,137,711
Entertainment: 0.2%
28,686	AMC Entertainment Holdings, Inc., Class A	1,018,066
Industrial Equipment: 0.5%
20,000	Pentair Ltd.#	1,257,800
60,000	Rexnord Corp.*	1,601,400
		2,859,200
Information Technology Services: 1.9%
836,248	Datalink Corp.*	10,068,426
Insurance: 2.1%
100,694	PartnerRe Ltd.#	11,512,345
Insurance-Brokers: 0.1%
14,634	Brown & Brown, Inc.	484,532
Internet Software & Services: 1.9%
161,236	j2 Global, Inc.	10,589,980
Oil & Gas Exploration & Production: 6.4%
183,544	Energen Corp.	12,113,904
123,810	EOG Resources, Inc.	11,352,139
155,400	Rosetta Resources Inc.*	2,644,908
300,375	Suncor Energy, Inc.#	8,785,969
		34,896,920
Oil Refining & Marketing: 0.0%
2,813	Phillips 66	221,102
Pulp & Paper: 1.3%
124,205	International Paper Co.	6,892,135
Real Estate Investment Trust: 0.1%
22,933	Gramercy Property Trust, Inc.	643,715
Retail: 0.2%
20,000	Cabela's Incorporated*	1,119,600
Telecommunications: 3.5%
1,250,116	Lumos Networks Corp.º	19,076,770
Telecommunications Equipment: 2.6%
1,905,528	Harmonic Inc.*	14,119,962

Truck Dealerships: 2.4%
208,143	Rush Enterprises, Inc. - Class A*	5,694,792
295,698	Rush Enterprises, Inc. - Class B*	7,309,655
		13,004,447
Utilities: 4.4%
958,925	The AES Corp.	12,322,186
346,642	PPL Corp.	11,667,970
		23,990,156
Waste Management Services: 4.5%
604,783	Republic Services, Inc.	24,529,998
TOTAL COMMON STOCKS
(cost $257,102,232)		341,447,681
PREFERRED STOCKS: 0.4%
Homebuilding: 0.4%
75,918	M/I Homes, Inc., 9.750%, Series A	1,943,501
Real Estate Investment Trust: 0.0%
5,700	Winthrop Realty Trust, 7.750%	146,490
TOTAL PREFERRED STOCKS
(cost $2,087,502)		2,089,991

Principal		Value
CORPORATE BONDS: 30.1%
Aerospace & Defense: 0.2%
$1,112,000	Esterline Technologies Corp., 7.000%, 8/1/20	$1,164,820
Automobile Parts: 0.2%
50,000	The Goodyear Tire & Rubber Co., 8.250%, 8/15/20	53,125
1,024,000	Tenneco, Inc., 6.875%, 12/15/20	1,090,560
		1,143,685
Building Products: 0.6%
3,238,000	Headwaters, Inc., 7.625%, 4/1/19	3,381,120
Cable/Satellite TV: 1.6%
7,479,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.250%, 10/30/17	7,806,206
224,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 1/15/19	233,520
223,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	233,593
615,000	Videotron, Ltd., 9.125%, 4/15/18#	627,300
		8,900,619
Chemicals: 1.0%
4,975,000	Kraton Polymers LLC, 6.750%, 3/1/19	5,114,922
244,000	PolyOne Corp., 7.375%, 9/15/20	258,335
		5,373,257
Commercial & Residential Building Equipment & Systems: 1.4%
4,609,000	Nortek, Inc., 10.000%, 12/1/18	4,890,149
2,300,000	Nortek, Inc., 8.500%, 4/15/21	2,472,500
		7,362,649
Consulting Services: 1.6%
8,049,000	FTI Consulting, Inc., 6.750%, 10/1/20	8,531,940
Consumer Goods: 0.0%
150,000	Tempur Sealy International, Inc., 6.875%, 12/15/20	160,875
Engineering & Construction: 0.7%
119,000	Dycom Investments, Inc., 7.125%, 1/15/21	125,248
3,770,000	Michael Baker International LLC, 8.250%, 10/15/18 - 144A	3,722,875
		3,848,123
Entertainment: 1.1%
86,000	AMC Entertainment, Inc., 9.750%, 12/1/20	94,492
395,000	Carmike Cinemas, Inc., 7.375%, 5/15/19	420,675
4,953,000	Cinemark USA, Inc., 7.375%, 6/15/21	5,336,858
		5,852,025
Food Distribution: 2.8%
14,421,000	US Foods, Inc., 8.500%, 6/30/19	15,178,103
Healthcare-Facilities: 2.4%
12,552,000	Hanger, Inc., 7.125%, 11/15/18	12,865,800
76,000	HealthSouth Corp., 7.750%, 9/15/22	80,655
		12,946,455
Healthcare-Products: 3.0%
3,921,000	Alere, Inc., 8.625%, 10/1/18	4,087,642
11,342,000	Biomet, Inc., 6.500%, 8/1/20	12,050,875
		16,138,517
Healthcare-Services: 2.8%
4,305,000	Acadia Healthcare Co., Inc., 12.875%, 11/1/18	4,843,125
5,671,000	ExamWorks Group, Inc., 9.000%, 7/15/19	6,025,437
3,918,000	MedAssets, Inc., 8.000%, 11/15/18	4,104,105
		14,972,667
Homebuilding: 0.4%
1,945,000	M/I Homes, Inc., 8.625%, 11/15/18	2,022,800
Internet Software & Services: 1.4%
4,999,000	Bankrate, Inc., 6.125%, 8/15/18 - 144A	4,961,507
2,243,000	j2 Global, Inc., 8.000%, 8/1/20	2,433,655
		7,395,162

Lodging & Leisure: 0.1%
302,000	Vail Resorts, Inc., 6.500%, 5/1/19	313,136
Machinery: 0.0%
48,000	CNH Industrial Capital LLC, 3.875%, 11/1/15	48,480
Oil & Gas Equipment & Services: 1.3%
1,572,000	CGG, 7.750%, 5/15/17#	1,501,260
5,673,000	Exterran Holdings, Inc., 7.250%, 12/1/18	5,758,095
		7,259,355
Oil & Gas Exploration & Production: 1.9%
1,335,000	Denbury Resources, Inc., 6.375%, 8/15/21	1,264,912
10,943,000	PetroQuest Energy, Inc., 10.000%, 9/1/17	9,328,908
		10,593,820
Packaging & Containers: 0.4%
2,018,000	Berry Plastics Corp., 9.750%, 1/15/21	2,229,890
87,000	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 2/1/21	92,111
		2,322,001
Real Estate Investment Trust: 0.5%
2,840,000	Iron Mountain, Inc., 8.375%, 8/15/21	2,964,250
Retail: 2.4%
10,216,000	Brown Shoe Co., Inc., 7.125%, 5/15/19	10,637,410
835,000	Michaels FinCo Holdings LLC/ Michaels FinCo, Inc., 7.500%, 8/1/18 - 144A	855,875
1,272,000	Rite Aid Corp., 8.000%, 8/15/20	1,353,090
		12,846,375
Semiconductors: 0.1%
397,000	Freescale Semiconductor, Inc., 10.750%, 8/1/20	432,730
Telecommunications: 0.2%
250,000	Earthlink, Inc., 7.375%, 6/1/20	257,500
447,000	Level 3 Communications, Inc., 8.875%, 6/1/19	472,703
93,000	Level 3 Financing, Inc., 8.125%, 7/1/19	98,231
		828,434
Transport-Marine: 0.9%
4,943,000	Overseas Shipholding Group, Inc., 8.125%, 3/30/18	4,924,464
Transport-Truck: 1.1%
5,785,000	Quality Distribution LLC/QD Capital Corp., 9.875%, 11/1/18	6,088,713
TOTAL CORPORATE BONDS
(cost $166,242,493)		162,994,575
Shares		Value
SHORT-TERM INVESTMENTS: 5.7%
Money Market Instruments^
24,185,000	AIM Liquid Assets, 0.080%	$24,185,000
6,720,007	AIM STIC Prime Portfolio, 0.040%	6,720,007
TOTAL SHORT-TERM INVESTMENTS
(cost $30,905,007)		30,905,007
TOTAL INVESTMENTS IN SECURITIES
(cost $456,337,234): 99.1%		537,437,254
Other Assets and Liabilities 0.9%		5,125,624
NET ASSETS: 100.0%		$542,562,878

*	Non-income producing security.
#	U.S. security of foreign issuer.
º
A company is considered to be an affiliate of the Fund under the Investment Company Act of 1940, as amended, if the Fund's holdings of that company represent 5% or more of the outstanding voting securities of the company.  Transactions with companies that are or were affiliates during the three months ended March 31, 2015 are as follows:

Issuer	Beginning Cost	Purchase Cost	Sales Cost	Ending Cost	Dividend Income	Shares	Value
Lumos Networks Corp.	$18,446,259	$-	$52,123	$18,394,136	$-	1,250,116	$19,076,770

144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of March 31, 2015, the value of  these investments was $9,540,257, or 1.8% of total net assets.

^	Rate shown is the 7-day effective yield at March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Cost of investments	$456,476,664
Gross unrealized appreciation	111,799,716
Gross unrealized depreciation	(30,839,126)
Net unrealized appreciation	$80,960,590

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

Valuation of Investments

Generally, the Fund's investments are valued at market value.  Equity securities traded on a principal stock exchange are valued at the last quoted sale price.  Equity securities traded on the NASDAQ National Market System ("NASDAQ") are normally valued at the official closing price provided by NASDAQ.  Equity securities that are not traded on a principal exchange or  NASDAQ are valued at the last sale price in the over-the-counter market.  In the absence of a last sale price or official closing price, or if there is no trading in a security on a business day, the security will be valued at the mean between its closing bid and asked prices obtained from sources the Adviser deems appropriate pursuant to policies and procedures approved by the Board. Equity securities in an active market will be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are valued at the mutual fund's closing net asset value per share on the day of valuation.  The prospectuses for such investment companies contain information on those investment companies' valuation procedures and the effects of fair valuation.  These securities will be classified as Level 1 securities.

Short-term debt instruments, including commercial paper or U.S. Treasury bills, having a maturity of 60 days or less may be valued at amortized cost, which approximates fair value.  Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer.  These debt instruments will generally be classified as Level 2 securities.

Debt securities, such as corporate or convertible bonds, including those having a maturity or an announced call within 60 days, are generally traded in the over-the-counter market.  These securities are valued at prices obtained by an independent pricing service, which may consider the yield or price of bonds of similar quality, coupon, maturity and type, as well as prices supplied by dealers who make markets in such securities.  In the absence of a price from a pricing service, or if a quotation does not appear to accurately reflect the current value of a security, debt securities are valued at the mean of the closing bid and asked prices from sources the Adviser deems appropriate pursuant to policies and procedures approved by the Fund's Board.  Debt securities will generally be classified as Level 2 securities.

Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to policies and procedures approved by the Fund's Board.  These securities will be classified as Level 3 securities.

In determining fair value, the Adviser, as directed by the Board, considers all relevant qualitative and quantitative information available.  These factors are subject to change over time and are reviewed periodically.  The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.  Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various input and valuation techniques used for measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2015:

	Quoted Prices	Other	Significant	Carrying
	in Active	Observable	Unobservable	Value at
	Markets	Inputs	Inputs	March 31, 2015
	Level 1	Level 2	Level 3	Total

Common Stocks	$341,447,681	$-	$-	$341,447,681
Preferred Stocks	2,089,991	-	-	2,089,991
Corporate Bonds	-	162,994,575	-	162,994,575
Short-Term Investments	30,905,007	-	-	30,905,007

Total	$374,442,679	$162,994,575	$-	$537,437,254

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2015, transfers into Level 1 and out of Level 2 were $877,681. The security transferred out of Level 2 and into Level 1 due to increased market activity.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title) /s/ Charles vK. Carlson
                                  Charles vK. Carlson, Chief Executive Officer

Date  May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles vK. Carlson
                                     Charles vK. Carlson, Chief Executive Officer

Date  May 18, 2015

By (Signature and Title)* /s/ Michael J. Fusting
                                    Michael J. Fusting, Chief Financial Officer

Date  May 18, 2015

* Print the name and title of each signing officer under his or her signature.